As filed with the Securities and Exchange Commission on May 16, 2002
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518


================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |X|
                 Pre-Effective Amendment No. __                             |_|
                 Post-Effective Amendment No. 78                            |X|


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|



                                Amendment No. 80                            |X|


                       ----------------------------------

                               THE RBB FUND, INC.


               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                                    Copies to:
              TIMOTHY K. BIEDRZYCKI                 MICHAEL P. MALLOY, ESQUIRE
                    PFPC, Inc.                      Drinker Biddle & Reath LLP
               400 Bellevue Parkway                      One Logan Square
               Wilmington, DE 19809                   18th & Cherry Streets
     (Name and Address of Agent for Service)       Philadelphia, PA 19103-6996

  It is proposed that this filing will become effective (check appropriate box)
              |_|      immediately upon filing pursuant to paragraph (b)
              |_|      on (date) pursuant to paragraph (b)
              |_|      60 days after filing pursuant to paragraph (a)(1)
              |_|      on (date) pursuant to paragraph (a)(1)
              |X|      75 days after filing pursuant to paragraph (a)(2)
              |_|      on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

              |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


  Title of Securities Being Registered..................Shares of Common Stock

                                  THE SCHNEIDER
                                   VALUE FUND

                              OF THE RBB FUND, INC.







      This prospectus gives vital information about the Schneider Value Fund, an investment portfolio of The RBB Fund, Inc. (the "Company"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.



                                   PROSPECTUS
                                 JULY ___, 2002



--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                                  JULY ___, 2002

(LOGO)
SCHNEIDER CAPITAL MANAGEMENT
[GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


FUND DESCRIPTION

     Investment Goal ..............................................   3

     Primary Investment Strategies ................................   3

     Key Risks ....................................................   3

     Risk/Return Information ......................................   3

     Expenses and Fees ............................................   4

     Additional Information on the Fund's

      Investment Objective and Principal Strategies ...............   5

     Risks of Investing in the Fund ...............................   6



MANAGEMENT OF THE FUND

     Investment Adviser ...........................................   6

     Portfolio Manager ............................................   6

     Service Provider Chart .......................................   7



SHAREHOLDER INFORMATION

     Pricing of Fund Shares .......................................   8

     Purchase of Fund Shares ......................................   8

     Redemption of Fund Shares ....................................  10

     Dividends and Distributions ..................................  12

     Taxes ........................................................  12



FOR MORE INFORMATION ........................................Back Cover



A LOOK AT THE GOALS, STRATEGIES
AND RISKS OF THE FUND.






DETAILS ABOUT THE SERVICE
PROVIDERS.






POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN THE
FUND.

SCHNEIDER VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL

     The Fund seeks long-term capital growth by investing primarily in common stocks of companies which have a market capitalization of $1 billion or greater and which Schneider Capital Management Company (the "Adviser") believes are undervalued. There can be no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

     Under normal circumstances, at least 65% of the Fund's net assets (including borrowings for investment purposes) will be invested in companies with capitalizations as described above. The Adviser examines various factors in determining the value characteristics of such companies including price-to-book value ratios and price-to-earnings ratios.

KEY RISKS

     [] The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money.

     [] Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

RISK/RETURN INFORMATION

     The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Redemption fee 1 .........................................   1.00%

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees ..........................................   0.70%

     Distribution and Service (12b-1) fees ....................    None

     Other expenses 2 .........................................   0.26%
                                                                 ------

     Total Annual Fund Operating Expenses .....................   0.96%

     Fee Waiver and Expense Reimbursements 3 ..................  (0.11)%
                                                                 ------

     Net Expenses .............................................   0.85%
                                                                 ======

     1. Shares of the Fund not purchased through reinvested dividends or capital gains distributions and held less than one year are subject to the above redemption fee. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemption, and to facilitate portfolio management. See "Redemption of Fund Shares -- Transaction Fee on Certain Redemptions" below for more information.

     2.   "Other  Expenses"  include  audit,  administration,   custody,  legal,
          registration, transfer agency and miscellaneous other Fund expenses. These expenses are based on estimates for the current fiscal year.

     3. The Adviser has agreed that, until December 31, 2002, it will waive advisory fees and reimburse expenses to the extent total operating expenses exceed 0.85%.

     EXAMPLE:

     THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF EACH PERIOD. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME, EXCEPT FOR THE EXPIRATION OF THE FEE WAIVERS AND REIMBURSEMENTS ON DECEMBER 31, 2002. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:

                1 YEAR     3 YEARS      5 YEARS     10 YEARS
                ------     -------      -------     --------
                  $87       $295         $520        $1,168

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL
STRATEGIES

     The Fund seeks long-term capital growth by investing primarily in common stocks of companies which have capitalizations of $1 billion or greater and which the Adviser believes are undervalued. The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the approval of the Fund's shareholders. However, as a matter of policy, the Fund would not materially change its investment objective or primary investment strategy without informing shareholders at least 60 days in advance of any such change.

     The Adviser selects securities for the Fund based on a continued study of trends in industries and companies, industry literature, company reports, financial reports, company presentations, earnings power and growth and other investment criteria.

     The Fund may invest in securities that the Adviser believes may exhibit the following characteristics:

     []   have low price-to-earnings and low price-to-book value ratios;

     [] are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.

The Fund may sell securities when the Adviser believes:

     [] a security becomes widely recognized by the professional investment community as a result of accelerating revenue growth, expanding margins and decreased competition;

     [] a security appreciates in value to the point that it is considered to be overvalued;

     [] the Fund's holdings should be rebalanced to include a more attractive stock or stocks; or

     []   an issuer's earnings potential is in jeopardy.

     The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. The Fund will invest in convertible securities without regard to their credit ratings.

     The Fund may invest up to 20% of the value of its net assets in securities of foreign issuers including American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. For the purposes of the percentage limitation above, a security of a foreign company whose primary business is in the U.S. will not be considered a foreign security if it is denominated in U.S. dollars and is principally traded on a U.S. exchange.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Eligible money market instruments include bank obligations, such as certificates of deposit and bankers' acceptances issued by foreign or domestic banks or financial institutions that have total assets of more than $2.5 billion, and commercial paper rated in the top rating category by S&P, Moody's or Fitch and unrated commercial paper determined to be of comparable quality by the Adviser. The Adviser will determine when market conditions warrant temporary defensive measures.

RISKS OF INVESTING IN THE FUND

     Investing in the Fund involves the following principal risks:

     COMMON STOCK RISK. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

     FOREIGN SECURITY RISK. Since foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio could be affected by currency exchange rates and exchange control regulations. Other risks include:

     []   seizure, expropriation or nationalization of a company's assets;

     [] less publicly available information and differing regulations and standards;

     [] the impact of political, social or economic instability, or diplomatic events;

     [] securities that are less liquid and harder to value than those of a U.S. issuer.

     As a result of these risks, the Fund may be more volatile than a fund investing solely in U.S. companies. These risks may be greater if the Fund invests in developing countries.

     OPPORTUNITY RISK. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

     VALUE STOCK RISK. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     TEMPORARY INVESTMENT RISK. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     CONVERTIBLE SECURITIES RISK. Convertible securities have characteristics of both equity and fixed income securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions. In particular, when interest rates increase, fixed-income securities will decline in value. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Schneider Capital Management Company, located at 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management of approximately $2.1 billion as of March 31, 2002. Schneider Capital Management Company is 100% employee-owned, and was founded in 1996.

PORTFOLIO MANAGER

     The President and Chief Investment Officer of the Adviser, Arnold C. Schneider III, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Schneider founded the Adviser in 1996, and has managed the Fund since its inception. Prior to 1996, he was a senior vice president and partner of Wellington Management Company, where he was responsible for institutional accounts and mutual fund portfolios since 1987.

                          ============================
                                  SHAREHOLDERS
                          ============================
Distribution
and
Shareholder
Services
                          ============================
                              PRINCIPAL DISTRIBUTOR

                             PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406


                         Distributes shares of the Fund.
                          ============================

                          ============================
                                 TRANSFER AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809


                     Handles shareholder services, including
                 record-keeping and statements, distribution of
               dividends and processing of buy and sell requests.
                          ============================
Asset
Management
                          ============================
                               INVESTMENT ADVISER

                                SCHNEIDER CAPITAL
                               MANAGEMENT COMPANY
                      460 EAST SWEDESFORD ROAD, SUITE 1080
                                 WAYNE, PA 19087


                   Manages the Fund's business and investment
                                   activities.
                          ============================

                          ============================
                                    CUSTODIAN

                               PFPC TRUST COMPANY
                               8800 TINICUM BLVD.
                                    SUITE 200
                             PHILADELPHIA, PA 19153


              Holds the Fund's assets, settles all portfolio trades
              and collects most of the valuation data required for
                 calculating the Fund's net asset value ("NAV").
                          ============================
Fund
Operations
                          ============================
                             ADMINISTRATOR AND FUND
                                ACCOUNTING AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809


                  Provides facilities, equipment and personnel
                  to carry out administrative services related
              to the Fund and calculates the Fund's NAV, dividends
                               and distributions.
                          ============================

                          ============================
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                          ============================

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
PRICING OF FUND SHARES

     Shares of the Fund are priced at their net asset value ("NAV"). The NAV of the Fund is calculated as follows:

                           Value of Assets Attributable to a Class
                  NAV =  - Value of Liabilities Attributable to the Same Class
                         -----------------------------------------------------
                           Number of Outstanding Shares of the Class

     The Fund's NAV is calculated as of the close of regular trading hours (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (the "NYSE") is open for business. The Fund will effect purchases or redemptions of Fund shares at the next NAV calculated after receipt of your order or request in proper form as described below under "Purchase of Fund Shares" or "Redemption of Fund Shares," as applicable.

     Equity securities held by the Fund are valued using the closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. If the last sale price is unavailable, the mean of the last available bid and asked price is normally used. Debt securities held by the Fund generally are valued based on quoted bid prices. Short term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are unavailable or if an event occurs after the close of an exchange that is expected to materially affect the value of a security held by the Fund, securities and other assets will be valued at fair value as determined in good faith by the Adviser according to procedures adopted by the Fund's Board of Directors.

     If the Fund holds foreign equity securities, the calculation of the Fund's NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Fund's portfolio, since these securities are traded on foreign exchanges. Additionally if the foreign equity securities held by the Fund trade on days when the Fund does not price its shares, the NAV of the Fund's shares may change when shareholders will not be able to purchase or redeem the Fund's shares. As a result, the Fund's pricing may not reflect fluctuations in the value of foreign securities.

PURCHASE OF FUND SHARES

     Shares are offered on a continuous basis and are sold without any sales charges. You may purchase the Fund's shares directly from the Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form. After an initial purchase is made, the Transfer Agent will set up an account for you on the Fund's records, which will show all of your transactions and the balance of the shares you own. You can only purchase shares on days the NYSE is open and through the means described below. Initial investments in the Fund must be at least $20,000, and subsequent minimum investments must be at least $2,500. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund's officers are authorized to waive the minimum initial and subsequent investment requirements.

     Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and other intermediaries are authorized to accept orders on the Fund's behalf and those orders will receive the following day's NAV.

                       THIS PAGE INTENTIONALLY LEFT BLANK

SCHNEIDER VALUE FUND
SCHNEIDER CAPITAL MANAGEMENT COMPANY


ACCOUNT APPLICATION
PLEASE NOTE:Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-520-3277.

                     (Please check the appropriate box(es) below.)
1                    [ ] Individual    [ ] Joint Tenant       [ ]  Other
Account
Registration:
                     ___________________________________________________________
                     NAME     SOCIAL SECURITY NUMBER OR TAX ID# OF PRIMARY OWNER

                     ___________________________________________________________
                     NAME OF JOINT OWNER

                     ___________________________________________________________
                     JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

                     For joint accounts, the account registrants will  be  joint tenants  with right of  survivorship  and  not  tenants  in common unless  tenants  in  common  or  community  property
                     registrations   are  requested.
------------------
GIFT TO MINOR:       [ ] UNIFORM  GIFTS/TRANSFER  TO MINOR'S ACT
------------------
                     ___________________________________________________________
                     NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                     ___________________________________________________________
                     NAME OF MINOR (ONLY ONE PERMITTED)

                     ___________________________________________________________
                     MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH
------------------
CORPORATION
PARTNERSHIP, TRUST   ___________________________________________________________
OR OTHER ENTITY:     NAME OF CORPORATION, PARTNERSHIP, OR OTHER  NAME(S) OF
------------------   TRUSTEE(S)

                     ___________________________________________________________
                     TAXPAYER IDENTIFICATION NUMBER

2                    ___________________________________________________________
MAILING              STREET OR P.O. BOX AND/OR APARTMENT NUMBER
ADDRESS:
                     ___________________________________________________________
                     CITY                            STATE            ZIP CODE

                     ___________________________________________________________
                     DAY PHONE NUMBER             EVENING PHONE NUMBER

3                    Minimum initial investment of $20,000.
INVESTMENT           Amount of investment $___________
INFORMATION:
                     Make the check payable to Schneider Value Fund.

                     Shareholders may  not  purchase shares  of this Fund with a check  issued  by  a  third party and endorsed over  to the
                     Fund.
----------------
DISTRIBUTION         NOTE: Dividends and capital gains may be reinvested or paid
OPTIONS:             by check. If no options are selected below, both  dividends
----------------     and capital gains will be  reinvested  in  additional  Fund shares.

                     DIVIDENDS:         Pay by check [ ]     Reinvest [ ]
                     CAPITAL GAINS:     Pay by check [ ]     Reinvest [ ]

                     To use this option, you must initial the  appropriate  line
4                    below.
TELEPHONE            I authorize the Transfer Agent to accept instructions  from
REDEMPTION:          any persons to redeem or  exchange  shares in my account(s)
                     by  telephone  in   accordance  with  the   procedures  and
                     conditions set forth in the Fund's current prospectus.

                     __________________           ____________________
                     individual initial              joint initial

                     Redeem shares, and send the proceeds to the address of record.

----------------     ___________________________________________________________
BANK OF RECORD:      BANK NAME                        STREET ADDRESS OR P.O. BOX
----------------
                     ___________________________________________________________
                     CITY                          STATE                ZIP CODE

                     ___________________________________________________________
                     BANK ABA NUMBER                         BANK ACCOUNT NUMBER

5                    THE UNDERSIGNED WARRANTS THAT I  (WE) HAVE  FULL  AUTHORITY
SIGNATURES:          AND, IF A NATURAL PERSON, I (WE) AM (ARE) OF LEGAL  AGE  TO
                     PURCHASE SHARES PURSUANT TO  THIS ACCOUNT  APPLICATION, AND
                     I (WE) HAVE RECEIVED A CURRENT PROSPECTUS  FOR THE  FUND IN
                     WHICH I (WE) AM (ARE) INVESTING.

                     UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE FUND IS REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:

                     UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

                     (1) THE NUMBER SHOWN ON THIS FORM  IS  MY  CORRECT TAXPAYER
                         IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME),

                     (2) I AM  NOT  SUBJECT  TO  BACKUP WITHHOLDING BECAUSE  (A)
                         I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO 31% BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR
                         (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING, AND

                     (3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

                     NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.

                     ___________________________________________________________
                     SIGNATURE OF APPLICANT                    DATE

                     ___________________________________________________________
                     PRINT NAME                        TITLE (IF APPLICABLE)

                     ___________________________________________________________
                     SIGNATURE OF JOINT OWNER                  DATE

                     ___________________________________________________________
                     PRINT NAME                        TITLE (IF APPLICABLE)

                     (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                     For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-520-3277.

                     MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:
                                             THE SCHNEIDER VALUE FUND
                                             C/O PFPC INC.
                                             P.O. BOX 8945
                                             WILMINGTON,DE 19899-8945

                           NOT PART OF THE PROSPECTUS

                       THIS PAGE INTENTIONALLY LEFT BLANK

     INITIAL INVESTMENT BY MAIL. Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Application and mailing it to the Fund at the address noted below, together with a check payable to Schneider Value Fund. Third party endorsed checks or foreign checks will not be accepted.

     Schneider Value Fund
     c/o PFPC Inc.
     P.O. Box 8945
     Wilmington, DE 19899

     Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Subject to acceptance by the Fund, shares may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed Account Application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. Notification must be given to the Transfer Agent at (888) 520-3277 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account #86-0172-6452
     F/B/O Schneider Value Fund
     Ref. (Shareholder's Name; Account Number)

     Federal funds purchases will be accepted only on a day on which the Fund and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time ($2,500 minimum) by purchasing shares at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Schneider Value Fund) or by wiring monies to the custodian bank as outlined above under "Initial Investment by Wire." Notification must be given to the Transfer Agent at (888) 520-3277 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected, which may take up to fifteen days from the purchase date.

     OTHER PURCHASE INFORMATION. The Fund reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Adviser will monitor the Fund's total assets and may decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund's strategy. The Adviser may also choose to reopen the Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund's size recur. If the Fund closes to new investments, the Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who may be subject to cumulative, maximum purchase amounts.

     Distributions to all shareholders of the Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser reserves the right to implement specific purchase limitations at the time of closing, including limitations on current shareholders.

     Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem shares of the Fund on days the NYSE is open and through the means described below.

     You may redeem Shares of the Fund by mail, or, if you are authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund. There is no charge for redemptions of shares held for more than one year.

     REDEMPTION BY MAIL. Your redemption requests should be addressed to Schneider Value Fund, c/o PFPC Inc., P.O. Box 8945, Wilmington, DE 19899 and must include:

     [] a letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     []   any required medallion signature  guarantees,  which are required when
          (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s), (ii) the redemption request is for $10,000 or more, or (iii) a share transfer request is made. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     []   other supporting legal documents, if required, in the case of estates,
          trusts,  guardianships,   custodianships,  corporations,  pension  and
          profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to utilize the Telephone Redemption Option, you must indicate that option on your Account Application. You may then initiate a redemption of shares by calling the Transfer Agent at (888) 520-3277 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Fund or its Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     TRANSACTION FEE ON CERTAIN REDEMPTIONS. The Fund requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

     SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $20,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 8945, Wilmington Delaware 19899. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. The Fund requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your account. The Systematic Withdrawal Plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

     INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem your account at any time the net asset value of the account falls below $5,000 as the result of a redemption or an exchange request.

     You will be notified in writing that the value of your account is less than $250 and will be allowed 30 days to make additional investments before the redemption is processed.

DIVIDENDS AND DISTRIBUTIONS

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless you elect otherwise.

     The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

     FEDERAL TAXES. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

     You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

     Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

     Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

     STATE AND LOCAL TAXES. Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE COMPANY STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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


                            THE SCHNEIDER VALUE FUND


FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Schneider Value Fund is available free, upon request, including:


ANNUAL/SEMI-ANNUAL REPORT

     These reports will contain additional information about the Fund's investments, describe the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report will include fund strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated July ___, 2002 has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the Schneider Value Fund, may be obtained free of charge, along with the Schneider Value Fund annual and semi-annual reports, by calling
(888) 520-3277. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 520-3277.


PURCHASES AND REDEMPTIONS

     Call your registered representative or (888) 520-3277.


WRITTEN CORRESPONDENCE

     Post Office Address:  Schneider Value Fund
                           c/o PFPC Inc., PO Box 8945
                           Wilmington, DE 19899

     Street Address:       Schneider Value Fund,
                           c/o PFPC Inc., 400 Bellevue Parkway
                           Wilmington, DE 19809


SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may review and obtain copies of Fund documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Fund documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009 or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Text-only versions of the Fund's documents are available on the SEC's website at http://www.sec.gov.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                              SCHNEIDER VALUE FUND


                 (AN INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION

                                 JULY ___, 2002

     This Statement of Additional Information provides supplementary information pertaining to shares (the "Shares") representing interests in the Schneider Value Fund (the "Fund") of The RBB Fund, Inc. (the "Company"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Schneider Value Fund Prospectus, dated July ___, 2002 (the "Prospectus"). A copy of the Prospectus may be obtained free of charge by calling toll-free (888) 520-3277.


                                TABLE OF CONTENTS
                                                                            PAGE

FUND HISTORY AND CLASSIFICATION...............................................2
INVESTMENT STRATEGIES.........................................................2
DIRECTORS AND OFFICERS.......................................................10
CODE OF ETHICS...............................................................14
INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS.................15
FUND TRANSACTIONS............................................................18
PURCHASE AND REDEMPTION INFORMATION..........................................19
TELEPHONE TRANSACTION PROCEDURES.............................................20
VALUATION OF SHARES..........................................................21
PERFORMANCE AND YIELD INFORMATION............................................22
TAXES .......................................................................23
ADDITIONAL INFORMATION CONCERNING RBB SHARES.................................24
MISCELLANEOUS................................................................26
FINANCIAL STATEMENTS.........................................................27
CONTROL PERSONS..............................................................27
APPENDIX A..................................................................A-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                         FUND HISTORY AND CLASSIFICATION

     The RBB Fund, Inc. (the "Company") is an open-end management investment company currently operating or proposing to operate 15 separate investment portfolios. The Company was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to one class of shares representing interests in one diversified portfolio of the Company, the Schneider Value Fund (the "Fund"), which is offered by a Prospectus dated July ___, 2002.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                              INVESTMENT STRATEGIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

     LENDING OF FUND SECURITIES. The Fund may lend securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables the Fund to earn income that may partially offset expenses. These loans may not exceed 33 1/3% of the Fund's total assets. The documentation for these loans will provide that the Fund will receive collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. The Fund will pay administrative and custodial fees in connection with the loan of securities. The Fund will invest collateral in short-term investments, and will bear the risk of loss of the invested collateral. In addition, the Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. The Fund's share of income from the loan collateral will be included in its gross investment income.

     Securities lending would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Schneider Capital Management Company (the "Adviser") to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be marked to market daily.

     INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole. The Fund does not presently intend to invest more than 5% of its net assets in indexed securities.

     REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to cause the Fund to enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of collateral at not less than the repurchase price plus accrued interest. The Adviser will monitor daily the value of the collateral, and will, if necessary, require the seller to increase the collateral so that its value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to the risk of loss because of possible market declines in the value of the collateral or delays in connection with its disposition.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the return on the cash exchanged for the securities. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The return on dollar rolls may be negatively impacted by fluctuations in interest rates. The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.

     U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks. U.S. government obligations that are not backed by the full faith and credit of the U.S. government are subject to greater risks than those that are. U.S. government obligations that are backed by the full faith and credit of the U.S. government are subject to interest rate risk.

     The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

     HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.

     FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into a transaction that offsets the financial futures contract. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. Depending on the asset levels that are required to be segregated, the Fund may be required to sell off assets it would not otherwise liquidate. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of the value of its net assets in futures contracts.

     OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

     The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, because the Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

     Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to the Fund will not match the Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

     There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. The Fund does not presently intend to invest more than 5% of its net assets in options on futures.

     BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. Such obligations are not FDIC insured and the Fund bears the risk of their failure. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

     COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's Adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     RULE 144A SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities that are illiquid and may be difficult to value. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act"), as amended, but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

     FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depositary Receipts and European Depositary Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Transactions in foreign securities may involve greater time from the trade date until the settlement date than domestic securities transactions, and may involve the risk of possible losses through the holding of securities in custodians and securities depositories in foreign countries. These factors could interfere with the Adviser's ability to sell the securities.

     Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

FUNDAMENTAL INVESTMENT LIMITATIONS.

     The Company has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as described at Section 2(a)(42) of the 1940 Act). As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio. The Fund may not:

     1. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

     2. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     3. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

     4. Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  5. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

     6. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities);

     7. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations; or

     8. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

     (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

     The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

     Except as required by the 1940 Act with respect to the borrowing of money and the limitation on illiquid holdings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

     Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

                             DIRECTORS AND OFFICERS

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

         INDEPENDENT DIRECTORS*:



                               POSITION(S)     TERM OF OFFICE
 NAME, ADDRESS, AND            HELD WITH        AND LENGTH OF
 AGE**                            RBB          TIME SERVED***         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 ------------------           -----------      --------------         ----------------------------------------------
Julian A. Brodsky              Director        Since 1988     Director and Vice Chairman, since 1969 Comcast Corporation
Age: 68                                                       (cable television and communications); Director, NDS Group
                                                              PLC.


                                 NUMBER OF
                               PORTFOLIOS IN
                               FUND COMPLEX
 NAME, ADDRESS, AND             OVERSEEN BY       OTHER DIRECTORSHIPS HELD BY
 AGE**                          DIRECTOR****             DIRECTOR*****
 ------------------            --------------    -----------------------------
Julian A. Brodsky                    15          Director: Comcast Corporation
Age: 68                                          (cable television and
                                                 communications).

* Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "independent directors". Directors who are deemed to be "interested persons" of the Company are referred to as "interested directors".

** Each Director may be contacted by writing to the Director, c/o Edward J. Roach, The RBB fund, Inc., Suite 100, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, De 19809.

*** Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected, at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders.


**** The Company consists of 15 portfolios, including the portfolio described in this Statement of Additional Information. The Fund Complex includes the Company and all other registered investment companies for which the investment advisers of the Company or their affiliates served as investment adviser.

***** This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.




                               POSITION(S)     TERM OF OFFICE
 NAME, ADDRESS, AND            HELD WITH        AND LENGTH OF
 AGE**                            RBB          TIME SERVED***         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 ------------------           -----------      --------------         ----------------------------------------------
Francis J. McKay               Director        Since 1988     Since 1963, Executive Vice President, Fox Chase Cancer
Age: 66                                                       Center (biomedical research and medical care).


Arnold M. Reichman             Director        Since 1991     Director, Gabelli Partners, L.P. (an investment
Age: 53                                                       partnership) since December 2000; Chief Operating Officer
                                                              and member of the Board of Directors of Outercurve
                                                              Technologies (wireless enabling services) until April
                                                              2001; Chief Operating Officer and a member of the
                                                              Executive Operating Committee of Warburg Pincus Asset
                                                              Management, Inc.; Executive Officer and Director of
                                                              Credit Suisse Asset Management Securities, Inc. (formerly
                                                              Counselors Securities, Inc.) and Director/Trustee of
                                                              various investment companies advised by Warburg Pincus
                                                              Asset Management, Inc. until September 15, 1999; Prior to
                                                              1997, Managing Director of Warburg Pincus Asset
                                                              Management, Inc.


Donald van Roden             Director and      Since 1988     Self-employed businessman.  From February 1980 to March
Age: 77                       Chairman of                     1987, Vice Chairman, SmithKline Beecham Corporation
                               the Board                      (pharmaceuticals).


         INTERESTED DIRECTORS*:

Robert Sablowsky 1             Director        Since 1991     Executive Vice President of Fahnestock Co., Inc. (a
Age: 63                                                       registered broker-dealer).

Marvin E. Sternberg 1          Director        Since 1988     Since 1974, Chairman, Director and President, Moyco
Age: 67                                                       Technologies, Inc. (manufacturer of precision coated and
                                                              industrial abrasives).


                                NUMBER OF
                              PORTFOLIOS IN
                              FUND COMPLEX
 NAME, ADDRESS, AND            OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
 AGE++                        DIRECTOR****             DIRECTOR*****
 ------------------           -------------    -----------------------------
Francis J. McKay                   15          None
Age: 66


Arnold M. Reichman                15           None
Age: 53













Donald van Roden                  15           None
Age: 77



         INTERESTED DIRECTORS*

Robert Sablowsky1                 15           None
Age: 63

Marvin E. Sternberg1              15           Chairman, Director and
Age: 67                                        President, Mayco
                                               Technologies, Inc.

     1 Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer. Mr. Sternberg is considered an "interested Director" of the Company by virtue of his banking transactions with PNC Bank, an affiliate of one of the Company's investment advisers.

         OFFICERS OF THE COMPANY*:


                                    POSITIONS     TERM OF OFFICE AND
                                  HELD WITH THE     LENGTH OF TIME
       NAME, ADDRESS AND AGE         COMPANY            SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
       ---------------------      -------------   ------------------      ----------------------------------------------
Edward J. Roach                     President         Since 1991      Certified Public Accountant; Vice Chairman of the Board, Fox
Suite 100                              and                            Chase Cancer Center; Trustee Emeritus, Pennsylvania School
Bellevue Park Corporate Center      Treasurer         Since 1988      for the Deaf; Trustee Emeritus, Immaculata College;
400 Bellevue Parkway                                                  President or Vice President and Treasurer of various
Wilmington, DE  19809                                                 investment companies advised by subsidiaries of PNC Bank
Age: 77                                                               Corp. (1981-1997); Managing General Partner and Treasurer of
                                                                      Chestnut Street Exchange Fund; Director of the Bradford
                                                                      Funds, Inc. (1996-2000).

Timothy K. Biedrzycki               Secretary         Since 2000      Director and Vice President, PFPC Inc., since 1998; Director
Suite 100                               and                           and Vice President, Federated Services Company (1994-1997).
Bellevue Park Corporate Center      Assistant         Since 1998
400 Bellevue Parkway                Treasurer
Wilmington, DE  19809
Age: 53

     * Each officer shall hold office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

STANDING BOARD COMMITTEES

     The Board of Directors has established three standing committees in connection with their governance of the Company: Audit; Executive; and Nominating.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors. During the fiscal year ended August 31, 2001, the Audit Committee convened three times.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session. The Executive Committee did not convene during the fiscal year ended August 31, 2001.

     Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Company's Secretary. The Nominating Committee did not convene during the fiscal year ended August 31, 2001.


DIRECTOR OWNERSHIP OF SHARES OF THE COMPANY

     The following table shows the dollar range of shares of the Company owned by each Director in the investment portfolios of the Company as of December 31, 2001.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
NAME OF THE DIRECTOR           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND           ALL PORTFOLIOS IN MUTUAL FUND FAMILY
--------------------           ---------------------------------------------      ----------------------------------------------
Julian A. Brodsky                                   None                                             None
Francis J. McKay                                    None                                       $50,001-$100,000
Arnold M. Reichman                                  None                                             None
Robert Sablowsky                                    None                                        Over $100,000
Marvin E. Sternberg                                 None                                             None
Donald van Roden                                    None                                             None

                             DIRECTORS' COMPENSATION

     The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                                                                                                            TOTAL COMPENSATION
                                           AGGREGATE         PENSION OR RETIREMENT    ESTIMATED ANNUAL     FROM FUND AND FUND
                                       COMPENSATION FROM      BENEFITS ACCRUED AS      BENEFITS UPON        COMPLEX PAID TO
NAME OF PERSON/POSITION                   REGISTRANT         PART OF FUND EXPENSES      RETIREMENT             DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky, Director                 $21,250                  N/A                    N/A                 $21,250

Francis J. McKay, Director                  $22,500                  N/A                    N/A                 $22,500

Arnold M. Reichman, Director                $18,750                  N/A                    N/A                 $18,750

Robert Sablowsky, Director                  $21,250                  N/A                    N/A                 $21,250

Marvin E. Sternberg, Director               $22,500                  N/A                    N/A                 $22,500

Donald van Roden, Director                  $27,250                  N/A                    N/A                 $27,250
  and Chairman

     On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by the Company's advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No officer, director or employee of the Adviser or the Distributor currently receives any compensation from the Company.


                                 CODE OF ETHICS

     The Company, the Adviser and PFPC Distributors, Inc. have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS

     ADVISORY AGREEMENT. The Adviser renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated _________ ___, 2002 (the "Advisory Agreement").

     The Adviser is a Pennsylvania corporation controlled by its majority shareholder, Arnold C. Schneider, III. The Adviser has been managing assets for institutional accounts since 1996. The Adviser currently acts as investment adviser for the Schneider Small Cap Value Fund, also an investment portfolio of RBB, and for one other investment company registered under the 1940 Act, Impact Management Investment Trust, and as investment sub-adviser for the following investment companies registered under the 1940 Act: the Quaker Mid-Cap Value Fund; the Liberty All-Star Equity Fund; and the Liberty All-Star Equity Fund Variable Series. As of March 31, 2002, the Adviser managed approximately $2.1 billion in assets. The Adviser is a registered investment advisor under the Investment Advisers Act of 1940, as amended.

     The Adviser is an active, equity value manager that believes a disciplined fundamental approach can consistently add value in a market that has shown to be extremely efficient with current data, but less so with future events. The Adviser is research intensive and focuses on new ideas, believing that the market is slow to react to change, particularly where out-of-favor stocks are concerned. The Advisor strives to act on them as soon as possible to generate above-average returns.

     The Adviser has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. The Adviser will select investments for the Fund. For its services to the Fund, the Adviser is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 0.70% of the Fund's average daily net assets. Until December 31, 2002, the Adviser has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Fund of 0.85%. There can be no assurance that the Adviser will continue such waivers thereafter.

     The Fund bears its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by the Adviser; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees to the Adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Adviser or Distributor; (j) taxes;

(k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

     Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Company in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Agreement was approved on January 23, 2002 by vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. In connection with such approval, the Directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser's services to be provided to the Fund and the Adviser's experience and qualifications. Among other items, the Directors also reviewed and considered: (1) a report on the Fund's advisory fee structure; (2) a report on the expected assets, advisory fee and expense reimbursements for the Fund; (3) a report comparing: (i) the contractual management fee for the Fund to that of comparable funds, and (ii) the estimated expenses for the Fund to those of its peer group; and (4) a report on soft dollar commissions which included information on the types of research and services expected to be obtained by the Adviser in connection with soft dollar commissions. Additional information on soft dollar arrangements and commissions are described under "Portfolio Transactions and Brokerage."

     After discussion, the Board of Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Fund. The Board of Directors also concluded that based on the services that the Adviser would provide to the Fund under the Advisory Agreement and the estimated expenses to be incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and equitable.. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors concluded unanimously that it was in the best interests of the Company to approve the Advisory Agreement.

     The Advisory Agreement has been approved by the shareholders of the Fund. The Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Advisory Agreement may also be terminated by the Adviser on 60 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (the "Custodian") serves as the custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended and supplemented (the "Custodian Agreement"). Under the Custodian Agreement, the Custodian (a) maintains a separate account or accounts in the name of the Fund (b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to the Company's Board of Directors concerning the Fund's operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, the Custodian receives a fee calculated at .03% of the Fund's average daily net assets.

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, an affiliate of PFPC Trust Company, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement") under which PFPC: (a) issues and redeems shares of the Fund; (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a monthly fee at the annual rate of $10 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

     DISTRIBUTION AGREEMENT. PFPC Distributors, Inc. ("PFPC Distributors"), whose principal business address is 3200 Horizon Drive, King of Prussia, PA 19406, serves as the distributor of the Fund pursuant to the terms of a distribution agreement dated as of January 2, 2001, as supplemented (the "Distribution Agreement") entered into by PFPC Distributors and the Company. No compensation is payable by the Company to PFPC Distributors for distribution services with respect to the Fund.

     ADMINISTRATION AND ADMINISTRATIVE SERVICES AGREEMENTS. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated ________ ___, 2002 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to, prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that PFPC shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PFPC shall be responsible for failure to perform its duties under the Administration Agreement arising out of PFPC's gross negligence. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum monthly fee of $8,333. As of the date of this Statement of Additional Information, the Fund had not commenced investment operations and, accordingly, PFPC has received no fees from the Fund pursuant to the Administration Agreement.

     PFPC Distributors provides certain administrative services to the Fund that are not provided by PFPC, pursuant to an Administrative Services Agreement between the Company and PFPC Distributors. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the shares of the Fund and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. As compensation for such administrative services, PFPC Distributors is entitled to a monthly fee for the previous month calculated at the annual rate of .15% of the Fund's average daily net assets. PFPC Distributors is currently waiving fees in excess of 0.03% of the Fund's average daily net assets.

                                FUND TRANSACTIONS

     Subject to policies established by the Board of Directors and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

     The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Adviser may, consistent with the interests of the Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser, as applicable, to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.

     The Adviser typically aggregates orders for the purchase and sale of securities for client portfolios including the registered investment companies it advises. In this process, orders for registered investment companies in which the Adviser or persons associated with the Adviser have an interest may be aggregated with orders for other client portfolios. Securities purchased or proceeds of securities sold through aggregated orders are allocated to the account of each client or fund that bought or sold such securities at the average execution price. If less than the total of the aggregated orders is executed, purchased securities or proceeds will be allocated pro rata among the participating portfolios in proportion to their planned participation in the aggregated orders. Transaction costs for any transaction will be shared pro rata based on each portfolio's participation in the transaction. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which the Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

     The Fund expects that its annual portfolio turnover rate will not exceed 75%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                       PURCHASE AND REDEMPTION INFORMATION

     You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

     Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time: including, without limitation, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

     The computation of the hypothetical offering price per share, based on the projected value of the Fund's estimated net assets, is as follows:

     ---------------------------------------------------------------------
     Net assets                                              $
     ---------------------------------------------------------------------
     Outstanding shares
     ---------------------------------------------------------------------
     Net asset value per share                               $
     ---------------------------------------------------------------------
     Maximum sales charge                                      ---
     ---------------------------------------------------------------------
     Maximum offering price to public                        $
     ---------------------------------------------------------------------

                        TELEPHONE TRANSACTION PROCEDURES

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five Business Days (as defined at "Valuation of Shares") of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

                               VALUATION OF SHARES

     The net asset value per share of the Fund is calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. A "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the Fund's portfolio securities, cash and other assets, subtracting its actual and accrued liabilities, and dividing the result by the number of outstanding shares of the Fund. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to valuation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                        PERFORMANCE AND YIELD INFORMATION

     TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for its shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                  P(1+T)n = ERV

     Where:          T =    average annual total return;

                   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                     P =    hypothetical initial payment of $1,000; and

                     n =    period covered by the computation,
                            expressed in years.


     And when solving for T:

                                       ERV
                             T = [(-------------) - 1] 1/n
                                        P

     The Fund, when advertising its "aggregate total return," computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                      ERV
        Aggregate Total Return  =  [_______] - 1
                                       P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     As of the date of this Statement of Additional Information, the Fund has not commenced investment operations and, accordingly, no performance figures are available.

     In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) their benchmark indices, as well as the S&P 500; or (3) other appropriate indices of investment securities or with data developed by the Adviser derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

     In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objectives and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

                                      TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury at least 30% of its dividends paid to any shareholder:
(1) who has provided either an incorrect tax identification number or no number at all; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or
(3) when required to do so, has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient".


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

     The Company has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 21.073 billion shares have been classified into 95 classes as shown in the table below. Under the Company's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100

                                     - 24 -


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
                                                              Class PPP (Schneider Value Fund)            100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
All Cap Value)                                100
WW (Boston Partners Investors All
Cap Value)                                    100

     The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in two non-money market portfolios; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

     The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

     Holders of shares of the Fund will vote in the aggregate on all matters. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above), or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).

                                  MISCELLANEOUS

     COUNSEL. The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103-6996 serves as counsel to the Company and the independent directors.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.


                              FINANCIAL STATEMENTS

     No financial statements are supplied for the Fund because as of the date of the Prospectus and this Statement of Additional Information, the Fund had no operating history.


                                 CONTROL PERSONS

     As of the date of this Statement of Additional Information, the Fund's initial shareholder owned all of the Fund's outstanding Shares.

     As of April 26, 2002, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" above. The Company does not know whether such persons also beneficially own such shares.


----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
CASH PRESERVATION MONEY MARKET        PFPC Trust Company CUST FBO
                                      Karen M. McElhinny                                                 33.71%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506-3959
----------------------------------------------------------------------------------------------------------------------
                                      Theresa M. Palmer                                                  10.92%
                                      5731 N 4th Street
                                      Philadelphia, PA 19120-2323
----------------------------------------------------------------------------------------------------------------------
                                      Virginia M. Brennan and Donald L. Newell
                                      JT TEN WROS                                                         5.16%
                                      216 Garfield Road
                                      King of Prussia, PA 19406-2415
----------------------------------------------------------------------------------------------------------------------
                                      David F. Miller and Cynthia M. Miller
                                      JT TEN WROS                                                        18.41%
                                      981 Oakcrest Lane
                                      Media, PA 19063-2223
----------------------------------------------------------------------------------------------------------------------
                                      Helen M. Ellenby                                                   11.40%
                                      503 Falcon Lane
                                      West Chester, PA 19382-5716
----------------------------------------------------------------------------------------------------------------------

                                     -27 -


----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Marian E. Kunz                                                      6.00%
                                      301 Norristown Road APT E103
                                      Ambler, PA 19002-2776
----------------------------------------------------------------------------------------------------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.
                                      c/o PNC Bank, N.A.                                                 94.49%
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153-3111
----------------------------------------------------------------------------------------------------------------------
                                      Painewebber                                                         5.44%
                                      C/O SAL Pace Managed Account Services
                                      A/C 32 32 400 4000038
                                      1200 Harbor BLVD STE 3
                                      Weehawken, NJ 07086-6728
----------------------------------------------------------------------------------------------------------------------
CASH PRESERVATION                     Kenneth Farwell and Valerie Farwell
MUNICIPAL MONEY MARKET                JT TEN                                                             70.45%
                                      3854 Sullivan Ave
                                      Saint Louis, MO 63107-2001
----------------------------------------------------------------------------------------------------------------------
                                      David L. Ferguson and Jill A. Ferguson
                                      JT TEN                                                              5.54%
                                      1840 Nashville Lane
                                      Crystal Lake, IL 60014-2919
----------------------------------------------------------------------------------------------------------------------
N/I MICRO CAP FUND                    Public Institute for Social Security                               27.77%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209-1722
----------------------------------------------------------------------------------------------------------------------
                                      McKinsey Master Retirement Trust                                   13.47%
                                      C/O Paul Harris Management, Inc.
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036-1525
----------------------------------------------------------------------------------------------------------------------

                                     - 28 -

----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Janis Claflin, Bruce Fetzer and                                     8.02%
                                      Winston Franklin
                                      Robert Lehman Trust.
                                      The John Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave
                                      Kalamazoo, MI 49009-5316
----------------------------------------------------------------------------------------------------------------------
                                      Louisa Stude Sarofilm Foundation                                    5.34%
                                      DTD 01/04/91
                                      C/O Nancy Head
                                      1001 Fannin Street Suite 4700
                                      Houston, TX 77002-6798
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc                                           7.60%
                                      Special Custody Account for the
                                      Exclusive Benefit of Customers
                                      A/C 3143-0251
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
N/I GROWTH FUND                       Citibank North America Inc.                                        56.73%
                                      Sargent & Lundy Retirement Trust
                                      DTD 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122
----------------------------------------------------------------------------------------------------------------------
                                      Louisa Stude Sarofim Foundation                                     7.49%
                                      C/O Nancy Head
                                      DTD 01/04/91
                                      1001 Fannin Street, Suite 4700
                                      Houston, TX 77002 -6798
----------------------------------------------------------------------------------------------------------------------

                                     - 29-

----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc                                           5.55%
                                      Special Custody Account for the
                                      Exclusive Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
N/I MID CAP                           National Investor Services Corp.                                    6.61%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc                                          20.62%
                                      Special Custody Account for the
                                      Exclusive Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
N/I SMALL CAP VALUE FUND              National Investors Services Corp.                                  15.48%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299
----------------------------------------------------------------------------------------------------------------------
                                      McKinsey Master Retirement Trust                                    6.63%
                                      McKinsey and Company U/A DTD 1994
                                      C/O Paul Harris Management Inc.
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036-1525
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                         26.73%
                                      Special Custody Account for the
                                      Exclusive Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE CAP VALUE       Union Bank of California                                           14.73%
FUND -                                FBO Service Employees BP 610001265-01
INSTITUTIONAL SHARES                  P.O. Box 85484
                                      San Diego, CA 92186-5484
----------------------------------------------------------------------------------------------------------------------

                                     - 30 -

----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Northern Trust Company                                             18.29%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675-2956
----------------------------------------------------------------------------------------------------------------------
                                      U.S. Bank National Association                                     15.33%
                                      FBO A-Dec Inc. DOT 093098
                                      P. O. Box 1787
                                      Milwaukee, WI 53201-1787
----------------------------------------------------------------------------------------------------------------------
                                      Swanee Hunt and Charles Ansbacher                                  16.67%
                                      Trust Swanee Hunt Family Foundation
                                      C/O Beth Benham
                                      168 Brattle Street
                                      Cambridge, MA 02138-3309
----------------------------------------------------------------------------------------------------------------------
                                      Samuel Gray and Ronald Williams and David Younggren                 6.24%
                                      Trust Gary Tax Advantaged PRO and PSP
                                      370 17th Street Suite 5300
                                      Denver, CO 80202-5653
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                         10.08%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE CAP VALUE       National Financial Services Corp.                                   8.40%
FUND INVESTOR SHARES                  for Exclusive Benefit of Our Customers
                                      Attention: Mutual Funds
                                      5th Floor
                                      200 Liberty St. 1 World Financial Center
                                      New York, NY 10281-1003
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                         77.78%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------

                                     - 31 -

----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP VALUE FUND    Belmont Hill School, Inc.                                           8.31%
INSTITUTIONAL SHARES                  350 Prospect Street
                                      Belmont, MA 02478-2656
----------------------------------------------------------------------------------------------------------------------
                                      MAC & Co.                                                          18.82%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198
----------------------------------------------------------------------------------------------------------------------
                                      MAC & Co.                                                          14.89%
                                      A/C BPHF3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198
----------------------------------------------------------------------------------------------------------------------
                                      USB                                                                19.70%
                                      Custody SIS of Order of St. Bene
                                      P.O. Box 1787
                                      Milwaukee, WI 53201-1787
----------------------------------------------------------------------------------------------------------------------
                                      American Express Trust Co.                                         17.20%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Center
                                      Minneapolis, MN 55474-0505
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP VALUE FUND    National Financial Services Corp.                                  29.69%
- INVESTOR SHARES                     for Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      New York, NY 10281-1003
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                         32.48%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------

                                     - 32 -

----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS                       A Cleveland R. Dastin and W. Donovan                                5.41%
SMALL CAP VALUE FUND II               T. Burback J. Dibrigidu
-INSTITUTIONAL SHARES                 Trst. Sheehan Phinney Bass & Green
                                      Profit Sharing Plan
                                      1000 Elm Street
                                      Manchester, NH 03101-1730
----------------------------------------------------------------------------------------------------------------------
                                      National Financial Services Corp.                                  12.58%
                                      for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281-1003
----------------------------------------------------------------------------------------------------------------------
                                      National Investor Services Corp.                                    9.20%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-0004
----------------------------------------------------------------------------------------------------------------------
                                      Naidot and Co.                                                      5.84%
                                      Bessemer Trust Company
                                      100 Woodbridge Avenue
                                      Woodbridge, NJ 07095-3336
----------------------------------------------------------------------------------------------------------------------
                                      Georgetown Memorial Hospital                                        5.16%
                                      Depreciation Fund
                                      P.O. Box 1718
                                      Georgetown, SC 29442-1718
----------------------------------------------------------------------------------------------------------------------
                                      MCNC Endowment                                                     13.23%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709-5023
----------------------------------------------------------------------------------------------------------------------
                                      Plumbers and Steamfitters                                           8.02%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Ellen Smith,
                                      Assistant Administrator
                                      308 Wolf Road
                                      Latham, NY 12110-4802
----------------------------------------------------------------------------------------------------------------------

                                     - 33 -

----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                                  36.04%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281-1003
----------------------------------------------------------------------------------------------------------------------
                                      National Investors Services Corp.                                   7.48%
                                      FBO Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-0004
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                         40.67%
                                      Special Custody Account for
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                  16.10%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      New York, NY 10281-1003
----------------------------------------------------------------------------------------------------------------------
                                      National Investors Services Corp.                                   6.71%
                                      FBO Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-0004
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                         63.77%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Financial Services Corp.                                  70.00%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       200 Liberty St.
                                      New York, NY 10281-1003
----------------------------------------------------------------------------------------------------------------------

                                     - 34 -

----------------------------------------------------------------------------------------------------------------------
          FUND NAME                         SHAREHOLDER NAME AND ADDRESS                       PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
SCHNEIDER SMALL CAP VALUE FUND        John Frederick Lyness                                               5.27%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901-2012
----------------------------------------------------------------------------------------------------------------------
                                      Ursinus College Endowment Fund                                     14.70%
                                      P.O. Box 1000
                                      Collegeville, PA 19426-1000
----------------------------------------------------------------------------------------------------------------------
                                      MAC & CO.                                                           6.67%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                         34.99%
                                      Special Custody Account A/C
                                      For Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------
BOGLE SMALL CAP GROWTH FUND           National Investors Services Corp.                                  11.28%
-INVESTOR SHARES                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299
----------------------------------------------------------------------------------------------------------------------
BOGLE SMALL CAP GROWTH FUND           U.S. Equity Investment Portfolio L.P.                              12.43%
-INSTITUTIONAL SHARES                 1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477-4407
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co, Inc.                                          58.89%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------------------------------


     As of April 26, 2002, directors and officers as a group owned less than one percent of the shares of the Company.

                                   APPENDIX A

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

     CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             o Positive means that a rating may be raised.
             o Negative means that a rating may be lowered.
             o Stable means that a rating is not likely to change.
             o Developing means a rating may be raised or lowered.
             o N.M. means not meaningful.

MOODY'S

     WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

     WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

     Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

     Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

                                                                                                        SEE NOTE #
                                                                                                        ----------
         (a)      (1)      Articles of Incorporation of Registrant.                                         1
                  (2)      Articles Supplementary of Registrant.                                            1
                  (3)      Articles of Amendment to Articles of Incorporation of Registrant.                2
                  (4)      Articles Supplementary of Registrant.                                            2
                  (5)      Articles Supplementary of Registrant.                                            5
                  (6)      Articles Supplementary of Registrant.                                            6
                  (7)      Articles Supplementary of Registrant.                                            9
                  (8)      Articles Supplementary of Registrant.                                            10
                  (9)      Articles Supplementary of Registrant.                                            11
                  (10)     Articles Supplementary of Registrant.                                            11
                  (11)     Articles Supplementary of Registrant.                                            13
                  (12)     Articles Supplementary of Registrant.                                            13
                  (13)     Articles Supplementary of Registrant.                                            13
                  (14)     Articles Supplementary of Registrant.                                            13
                  (15)     Articles Supplementary of Registrant.                                            14
                  (16)     Articles Supplementary of Registrant.                                            17
                  (17)     Articles Supplementary of Registrant.                                            19
                  (18)     Articles Supplementary of Registrant.                                            21
                  (19)     Articles of Amendment to Charter of the Registrant.                              22
                  (20)     Articles Supplementary of Registrant.                                            22
                  (21)     Articles Supplementary of Registrant.                                            31
                  (22)     Articles Supplementary of Registrant.                                            31
                  (23)     Articles Supplementary of Registrant.                                            29
                  (24)     Articles Supplementary of Registrant.                                            29
                  (25)     Articles Supplementary of Registrant.                                            34
                  (26)     Articles Supplementary of Registrant.                                            36
                  (27)     Articles of Amendment to Charter of the Registrant.                              37
                  (28)     Articles Supplementary of Registrant.                                            37
                  (29)     Articles Supplementary of Registrant.                                            37
                  (30)     Articles of Amendment to Charter of the Registrant.                              37
                  (31)     Articles Supplementary of Registrant                                             38
                  (32)     Articles Supplementary to Charter of the Registrant.                             42
                  (33)     Articles of Amendment to Charter of the Registrant.                              42

                  (34)     Articles Supplementary of Registrant.                                            43

         (b)      (1)      By-Laws, as amended.                                                             37
         (c)      (1)      See Articles VI, VII, VIII, IX and XI of Registrant's Articles of                1
                           Incorporation dated February 17, 1988.
                  (2)      See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as               17
                           amended through April 26, 1996.
         (d)      (1)      Investment Advisory Agreement (Money Market) between Registrant and              3
                           Provident Institutional Management Corporation, dated
                           as of August 16, 1988.
                  (2)      Sub-Advisory Agreement (Money Market) between Provident                          3
                           Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988.
                  (3)      Assumption Agreement (Money Market Fund) between PNC                             34
                           Bank, N.A. and BlackRock Institutional Management Corporation (formerly
                           PNC Institutional Management Corporation) dated April 29, 1998.

                                       1

                                                                                                        SEE NOTE #
                                                                                                        ----------
                  (4)      Investment Advisory Agreement (Tax-Free Money Market) between                    3
                           Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988.
                  (5)      Sub-Advisory Agreement (Tax-Free Money Market) between                           3
                           Provident Institutional Management Corporation and Provident National
                           Bank, dated as of August 16, 1988.
                  (6)      Assumption Agreement (Municipal Money Market Fund) between PNC                   34
                           Bank, N.A. and BlackRock Institutional Management Corporation (formerly
                           PNC Institutional Management Corporation) dated April 29, 1998.
                  (7)      Investment Advisory Agreement (Government Obligations                            3
                           Money Market) between Registrant and Provident Institutional Management
                           Corporation, dated as of August 16, 1988.
                  (8)      Sub-Advisory Agreement (Government Obligations Money Market)                     3
                           between Provident Institutional Management Corporation and Provident
                           National Bank, dated as of August 16, 1988.
                  (9)      Assumption Agreement (Government Obligations Money Market Fund) between          34
                           PNC Bank, N.A. and BlackRock Institutional Management Corporation
                           (formerly PNC Institutional Management Corporation) dated April 29,
                           1998.
                  (10)     Investment Advisory Agreement (Government Securities) between                    8
                           Registrant and Provident Institutional Management Corporation dated as of April 8, 1991.
                  (11)     Investment Advisory Agreement (New York Municipal Money Market) between          9
                           Registrant and Provident Institutional Management Corporation dated
                           November 5, 1991.
                  (12)     Investment Advisory Agreement (Tax-Free Money Market) between                    10
                           Registrant and Provident Institutional Management Corporation dated
                           April 21, 1992.
                  (13)     Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant            17
                           and Numeric Investors, L.P.
                  (14)     Investment Advisory Agreement (n/i Growth Fund) between Registrant and           17
                           Numeric Investors, L.P.
                  (15)     Investment Advisory Agreement (n/i Mid Cap Fund - formerly Growth &              17
                           Value) between Registrant and Numeric Investors, L.P.
                  (16)     Investment Advisory Agreement (Boston Partners Large Cap Value Fund)             20
                           between Registrant and Boston Partners Asset Management, L.P.
                  (17)     Investment Advisory Agreement (Boston Partners Mid Cap Value Fund)               22
                           between Registrant and Boston Partners Asset Management, L.P.
                  (18)     Investment Advisory Agreement (Boston Partners Bond Fund) between                24
                           Registrant and Boston Partners Asset Management, L.P. dated December 1,
                           1997.
                  (19)     Investment Advisory Agreement (Schneider Small Cap Value Fund) between           29
                           Registrant and Schneider Capital Management Company.
                  (20)     Investment Advisory Agreement (Boston Partners Small Cap Value Fund II           29
                           - formerly Micro Cap Value) between Registrant and Boston Partners
                           Asset Management, L.P.
                  (21)     Investment Advisory Agreement (Boston Partners Long/Short Equity Fund -          31
                           formerly Market Neutral) between Registrant and Boston Partners Asset
                           Management, L.P.
                  (22)     Investment Advisory Agreement (n/i Small Cap Value Fund) between                 31
                           Registrant and Numeric Investors, L.P.

                                       2

                                                                                                        SEE NOTE #
                                                                                                        ----------
                  (23)     Form of Investment Advisory Agreement (Boston Partners Fund -                    32
                           Formerly Long-Short Equity) between Registrant and Boston Partners
                           Asset Management, L. P.
                  (24)     Investment Advisory Agreement (Bogle Small Cap Growth Fund) between              34
                           Registrant and Bogle Investment Management, L. P.
                  (25)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/I numeric investors Growth Fund.
                  (26)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/I numeric investors Mid Cap Fund.
                  (27)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/I numeric investors Small Cap Value
                           Fund.
                  (28)     Form of Investment Advisory Agreement between Registrant and Boston              42
                           Partners Asset Management, L. P.

                  (29)     Form of Investment Advisory Agreement between Registrant and Schneider           43
                           Capital Management Company

         (e)      (1)      Distribution Agreement between Registrant and PFPC Distributors,                 38
                           Inc. dated as of January 2, 2001.
                  (2)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Money Class)
                  (3)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Municipal Money Class)
                  (4)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Government Money Class)
                  (5)      Form of Distribution Agreement Supplement between Registrant                     42
                           and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund
                           Investor Class).
                  (6)      Form of Distribution Agreement Supplement between Registrant                     42
                           and PFPC Distributors, Inc. (Boston Partners All-Cap Value Fund
                           Institutional Class).

                  (7)      Form of Distribution Agreement Supplement between Registrant and PFPC            43
                           Distributors, Inc. (Schneider Value Fund).

         (f)               Fund Office Retirement Profit-Sharing and Trust Agreement, dated as              23
                           of October 24, 1990, as amended.
         (g)      (1)      Custodian Agreement between Registrant and Provident National Bank               3
                           dated as of August 16, 1988.
                  (2)      Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the                10
                           Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.
                  (3)      Amendment No. 1 to Custodian Agreement dated August 16, 1988.                    9
                  (4)      Custodian Contract between Registrant and State Street Bank and Trust            12
                           Company.
                  (5)      Custody Agreement between Registrant and Custodial Trust Company on              17
                           behalf of n/I Micro Cap Fund, n/I Growth Fund and n/I Mid Cap Fund
                           (formerly Growth & Value) Portfolios of the Registrant.
                  (6)      Custodian Agreement Supplement Between Registrant and PNC Bank,                  20
                           National Association dated October 16, 1996.
                  (7)      Custodian Agreement Supplement between Registrant and PNC Bank,                  22
                           National Association, on behalf of the Boston Partners Mid Cap Value
                           Fund.
                  (8)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          24
                           behalf of the Boston Partners Bond Fund.

                                       3

                                                                                                        SEE NOTE #
                                                                                                        ----------
                  (9)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Schneider Small Cap Value Fund.
                  (10)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Boston Partners Small Cap Value Fund II (formerly Micro
                           Cap Value).
                  (11)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          31
                           behalf of Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral).
                  (12)     Custodian Agreement Supplement between Registrant and Custodial Trust            31
                           Company on behalf of n/I Small Cap Value Fund.
                  (13)     Form of Custodian Agreement Supplement between Registrant and                    32
                           PFPC Trust Company (Boston Partners Fund - formerly Long Short Equity)
                  (14)     Custodian Agreement Supplement between Registrant and PFPC                       34
                           Trust Company (Bogle Small Cap Growth Fund)
                  (15)     Letter Agreement among Registrant, The Chase Manhattan Bank and                  42
                           PFPC Trust Company, dated as of July 2,  2001, relating to custody of
                           Registrant's foreign securities
                  (16)     Form of Custodian Agreement Supplement between Registrant and                    42
                           PFPC Trust Company (Boston Partners All-Cap Value Fund).

                  (17)     Form of Custodian Agreement Supplement between Registrant and                    43
                           PFPC Trust Company (Schneider Value Fund).

         (h)      (1)      Transfer Agency Agreement (Sansom Street) between Registrant and                 3
                           Provident Financial Processing Corporation, dated as of August 16, 1988.
                  (2)      Transfer Agency Agreement (Cash Preservation) between Registrant and             3
                           Provident Financial Processing Corporation, dated as of August 16, 1988.
                  (3)      Shareholder Servicing Agreement (Sansom Street Money Market).                    3
                  (4)      Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market).           3
                  (5)      Shareholder Servicing Agreement (Sansom Street Government Obligations            3
                           Money Market).
                  (6)      Shareholder Services Plan (Sansom Street Money Market).                          3
                  (7)      Shareholder Services Plan (Sansom Street Tax-Free Money Market).                 3
                  (8)      Shareholder Services Plan (Sansom Street Government Obligations Money            3
                           Market).
                  (9)      Transfer Agency Agreement (Bedford) between Registrant and Provident             3
                           Financial Processing Corporation, dated as of August 16, 1988.
                  (10)     Administration and Accounting Services Agreement between Registrant and          8
                           Provident Financial Processing Corporation, relating to Government
                           Securities Portfolio, dated as of April 10, 1991.
                  (11)     Administration and Accounting Services Agreement between Registrant and          9
                           Provident Financial Processing Corporation, relating to New York
                           Municipal Money Market Portfolio dated as of November 5, 1991.
                  (12)     Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma,                9
                           Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident
                           Financial Processing Corporation dated as of November 5, 1991.
                  (13)     Administration and Accounting Services Agreement between Registrant and          10
                           Provident Financial Processing Corporation, relating to Tax-Free Money
                           Market Portfolio, dated as of April 21, 1992.

                                       4

                                                                                                        SEE NOTE #
                                                                                                        ----------
                  (14)     Transfer Agency and Service Agreement between Registrant and State               15
                           Street Bank and Trust Company and PFPC, Inc. dated February 1, 1995.
                  (15)     Supplement to Transfer Agency and Service Agreement between Registrant,          15
                           State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995.
                  (16)     Amended and Restated Credit Agreement dated December 15, 1994.                   16
                  (17)     Transfer Agency Agreement Supplement (n/I Micro Cap Fund, n/I Growth             17
                           Fund and n/I Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC, Inc. dated April 14, 1996.
                  (18)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/I Micro Cap Fund) dated April 24, 1996.
                  (19)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/I Growth Fund) dated April 24, 1996.
                  (20)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/I Mid Cap Fund (formerly Growth & Value)) dated April 24,
                           1996.
                  (21)     Transfer Agreement and Service Agreement between Registrant and State            18
                           Street Bank and Trust Company.
                  (22)     Administration and Accounting Services Agreement between the Registrant          21
                           and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value
                           Fund).
                  (23)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Institutional Class).
                  (24)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Investor Class).
                  (25)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Advisor Class).
                  (26)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Institutional Class).
                  (27)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Investor Class).
                  (28)     Administration and Accounting Services Agreement between Registrant and          22
                           PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund).
                  (29)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class).
                  (30)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Investor Class).
                  (31)     Administration and Accounting Services Agreement between Registrant and          24
                           PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund).
                  (32)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC Inc. (Schneider Small Cap Value Fund).
                  (33)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            29
                           (Schneider Small Cap Value Fund).
                  (34)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Institutional Class).
                  (35)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Investor Class).

                                       5

                                                                                                        SEE NOTE #
                                                                                                        ----------
                  (36)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC, Inc. (Boston Partners Micro Cap Value Fund).
                  (37)     Administrative Services Agreement between Registrant and Provident               26
                           Distributors, Inc. dated as of May 29, 1998 and relating to the n/I funds, Schneider Small Cap Value Fund and Institutional Shares of the
                           Boston Partners Funds.
                  (38)     Administrative Services Agreement Supplement between Registrant and              31
                           Provident Distributors, Inc. relating to the Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral) - Institutional Class.
                  (39)     Administrative and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral) -  Institutional and Investor Classes).
                  (40)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (Boston Partners Long/Short Equity Fund (formerly Market Neutral) -
                           Institutional and Investor Classes).
                  (41)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (n/I Small Cap Value Fund).
                  (42)     Administration and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (n/I Small Cap Value Fund).
                  (43)     Co-Administration Agreement between Registrant and Bear Stearns Funds            31
                           Management, Inc. (n/I Small Cap Value Fund).
                  (44)     Administrative Services Agreement between Registrant and Provident               31
                           Distributors, Inc. (n/I Small Cap Value Fund).
                  (45)     Form of Transfer Agency Agreement Supplement between Registrant and              32
                           PFPC, Inc. (Boston Partners Fund (formerly Long-Short Equity)).
                  (46)     Form of Administrative Services Agreement Supplement between                     32
                           Registrant and Provident Distributors, Inc. (Boston Partners Fund
                           (formerly Long-Short Equity) - Institutional Shares).
                  (47)     Form of Administration and Accounting Services Agreement                         32
                           between Registrant and PFPC, Inc. (Boston Partners Fund (formerly
                           Long-Short Equity)).
                  (48)     Transfer Agency Agreement Supplement between Registrant and                      34
                           PFPC, Inc. (Bogle Small Cap Growth Fund).
                  (49)     Administrative Services Agreement between Registrant and                         34
                           Provident Distributors, Inc. (Bogle Small Cap Growth Fund).
                  (50)     Non 12b-1 Shareholder Services Plan and Agreement for Bogle                      34
                           Small Cap Growth Investor Shares.
                  (51)     Agreement between E*TRADE Group, Inc.,                                           36
                           Registrant and Registrant's principal underwriter.
                  (52)     Fee Waiver Agreement for n/I Numeric Investors Funds.                            36
                  (53)     Administration and Accounting Services Agreement between Registrant              36
                           and PFC, Inc. (Bogle Investment Management Small Cap Growth Fund).
                  (54)     Solicitation Agreement between n/I Numeric Investors and                         36
                           Shareholder Communications Corporation.
                  (55)     Administrative Services Assignment Agreement between                             38
                           Registrant and PFPC Distributors, Inc. dated January 2, 2001.
                  (56)     Transfer Agency Supplement between Registrant and PFPC Inc.                      40
                           for the Bear Stearns Money Market Family.
                  (57)     Form of Transfer Agency Supplement between Registrant and PFPC                   42
                           Inc. for the Boston Partners All-Cap Value Fund.
                  (58)     Form of Administration and Accounting Services Agreement between                 42
                           Registrant and PFPC Inc. for the Boston Partners All-Cap Value
                           Fund.

                                       6

                                                                                                        SEE NOTE #
                                                                                                        ----------
                  (59)     Form of Administrative Services Agreement Supplement between                     42
                           Registrant and PFPC Distributors Inc. for the Boston Partners All-Cap
                           Value Fund.

                  (60)     Form of Transfer Agency Supplement between Registrant and PFPC                   43
                           Inc. for Schneider Value Fund.
                  (61)     Form of Administration and Accounting Services Agreement                         43
                           between Registrant and PFPC Inc. for the Schneider Value Fund.
                  (62)     Form of Administrative Services Agreement Supplement between                     43
                           Registrant and PFPC Distributors, Inc. for the Schneider Value Fund.

         (i)      (1)      Opinion of Drinker Biddle & Reath LLP.                                           41
                  (2)      Opinion of Drinker Biddle & Reath LLP.                                           42

                  (3)      Opinion of Drinker Biddle & Reath LLP.                                           43
         (j)      (1)      Consent of Drinker Biddle & Reath LLP.                                           43

         (k)               None.
         (l)      (1)      Subscription Agreement (relating to Classes A through N).                        2
                  (2)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Classes O and P.
                  (3)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Class Q.
                  (4)      Subscription Agreement between Registrant and Counsellors Securities             9
                           Inc. relating to Classes R, S, and Alpha 1 through Theta 4.
                  (5)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class FF (n/I Micro Cap Fund).
                  (6)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class GG (n/I Growth Fund).
                  (7)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class HH (n/I Mid Cap Fund - formerly Growth & Value).
                  (8)      Purchase Agreement between Registrant and Boston Partners Asset                  21
                           Management, L.P. relating to Classes QQ, RR and SS (Boston Partners
                           Large Cap Value Fund).
                  (9)      Purchase Agreement between Registrant and Boston Partners Asset                  22
                           Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap
                           Value Fund).
                  (10)     Purchase Agreement between Registrant and Boston Partners Asset                  24
                           Management L.P. relating to Classes VV and WW (Boston Partners Bond
                           Fund).
                  (11)     Purchase Agreement between Registrant and Schneider Capital Management           29
                           Company relating to Class YY (Schneider Small Cap Value Fund).
                  (12)     Purchase Agreement between Registrant and Boston Partners Asset                  29
                           Management, L.P. relating to Classes DDD and EEE (Boston Partners Small
                           Cap Value Fund II (formerly Micro Cap Value)).
                  (13)     Purchase Agreement between Registrant and Boston Partners Asset                  31
                           Management relating to Classes III and JJJ (Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral)).
                  (14)     Purchase Agreement between Registrant and Provident Distributors, Inc.           31
                           relating to Class MMM (n/I Small Cap Value Fund).
                  (15)     Form of Purchase Agreement between Registrant and Boston Partners                32
                           Asset Management, L. P. relating to Classes KKK and LLL (Boston
                           Partners Fund (formerly Long-Short Equity)).
                  (16)     Purchase Agreement between Registrant and Bogle Investment                       34
                           Management, L. P. (Bogle Small Cap Growth Fund)
                  (17)     Form of Purchase Agreement between Registrant and Boston Partners                42
                           Asset Management , L.P. for the Boston Partners All-Cap Value Fund.


                                       7


                                                                                                        SEE NOTE #
                                                                                                        ----------

         (m)      (1)      Plan of Distribution (Sansom Street Money Market).                               3
                  (2)      Plan of Distribution (Sansom Street Tax-Free Money Market).                      3
                  (3)      Plan of Distribution (Sansom Street Government Obligations Money                 3
                           Market).
                  (4)      Plan of Distribution (Cash Preservation Money).                                  3
                  (5)      Plan of Distribution (Cash Preservation Tax-Free Money Market).                  3
                  (6)      Plan of Distribution (Bedford Money Market).                                     3
                  (7)      Plan of Distribution (Bedford Tax-Free Money Market).                            3
                  (8)      Plan of Distribution (Bedford Government Obligations Money Market).              3
                  (9)      Plan of Distribution (Income Opportunities High Yield).                          7
                  (10)     Amendment No. 1 to Plans of Distribution (Classes A through Q).                  8
                  (11)     Plan of Distribution (Beta Tax-Free Money Market).                               9
                  (12)     Plan of Distribution (Beta Government Obligations Money Market).                 9
                  (13)     Plan of Distribution (Beta New York Money Market).                               9
                  (14)     Plan of Distribution (Gamma Tax-Free Money Market).                              9
                  (15)     Plan of Distribution (Gamma Government Obligations Money Market).                9
                  (16)     Plan of Distribution (Gamma New York Municipal Money Market).                    9
                  (17)     Plan of Distribution (Delta New York Municipal Money Market).                    9
                  (18)     Plan of Distribution (Epsilon Money Market).                                     9
                  (19)     Plan of Distribution (Epsilon Tax-Free Money Market).                            9
                  (20)     Plan of Distribution (Epsilon Government Obligations Money Market).              9
                  (21)     Plan of Distribution (Epsilon New York Municipal Money Market).                  9
                  (22)     Plan of Distribution (Zeta Money Market).                                        9
                  (23)     Plan of Distribution (Zeta Tax-Free Money Market).                               9
                  (24)     Plan of Distribution (Zeta Government Obligations Money Market).                 9
                  (25)     Plan of Distribution (Zeta New York Municipal Money Market).                     9
                  (26)     Plan of Distribution (Eta Money Market).                                         9
                  (27)     Plan of Distribution (Eta Tax-Free Money Market).                                9
                  (28)     Plan of Distribution (Eta Government Obligations Money Market).                  9
                  (29)     Plan of Distribution (Eta New York Municipal Money Market).                      9
                  (30)     Plan of Distribution (Theta Money Market).                                       9
                  (31)     Plan of Distribution (Theta Tax-Free Money Market).                              9
                  (32)     Plan of Distribution (Theta Government Obligations Money Market).                9
                  (33)     Plan of Distribution (Theta New York Municipal Money Market).                    9
                  (34)     Plan of Distribution (Boston Partners Large Cap Value Fund Investor              21
                           Class).
                  (35)     Plan of Distribution (Boston Partners Large Cap Value Fund Advisor               21
                           Class).
                  (36)     Plan of Distribution (Boston Partners Mid Cap Value Fund Investor                21
                           Class).
                  (37)     Plan of Distribution (Boston Partners Bond Fund Investor Class).                 24
                  (38)     Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly          25
                           Micro Cap Value) Investor Class).
                  (39)     Amendment to Plans of Distribution pursuant to Rule 12b-1.                       31
                  (40)     Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly           30
                           Market Neutral) - Investor Class).
                  (41)     Plan of Distribution (Principal Money Market).                                   29
                  (42)     Form of Plan of Distribution (Boston Partners Fund (formerly Long                32
                           Short Equity) - Investor Class).
                  (43)     Plan of Distribution (Bear Stearns Money Market Fund)                            40

                                       8

                                                                                                        SEE NOTE #
                                                                                                        ----------
                  (44)     Plan of Distribution (Bear Stearns Municipal Money Market Fund)                  40
                  (45)     Plan of Distribution (Bear Stearns Government Obligations Money                  40
                           Market Fund)
                  (46)     Form of Plan of Distribution pursuant to Rule 12b-1 (Boston                      42
                           Partners All-Cap Value Fund).

         (n)      (1)      Form of Amended Rule 18f-3 Plan.                                                 42

         (p)      (1)      Code of Ethics of the Registrant.                                                37
                  (2)      Code of Ethics of Boston Partners Asset Management, L. P.                        39
                  (3)      Code of Ethics of Numeric Investors, L. P.                                       37
                  (4)      Code of Ethics of Schneider Capital Management Company.                          37
                  (5)      Code of Ethics of Bogle Investment Management, L. P.                             39
                  (6)      Code of Ethics of PFPC Distributors, Inc.                                        39

NOTE #
------

1 Incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

4 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

11 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

12 Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

13 Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

14 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

15 Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

16 Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

17 Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

18 Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

19 Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

20 Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

21 Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

22 Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

23 Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

24 Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

25 Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

26 Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

27 Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

28 Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement (33-20827) filed on September 15, 1998.

29 Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (33-20827) filed on October 29, 1998.

30 Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (33-20827) filed on November 12, 1998.

31 Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (33-20827) filed on December 14, 1998.

32 Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (33-20827) filed on May 19, 1999.

33 Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant's Registration Statement (33-20827) filed on July 2, 1999.

34 Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

35 Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

36 Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (33-20827) filed on December 1, 1999.

37 Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (33-20827) filed on December 29, 2000.

38 Incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (33-20827) filed on March 15, 2001.

39 Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.

40 Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.

41 Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.


42 Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (33-20827) filed on May 15, 2002.

43       A copy of such exhibit is filed electronically herewith.

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.          INDEMNIFICATION

                  Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and Blackrock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference to exhibits (d)(3), (d)(6) and (d)(9), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, L.P. ("Numeric"), dated April 24, 1996, April 24, 1996, April 24, 1996, and November 30, 1998 and incorporated herein by reference to exhibits
(d)(13), (d)(14), (d)(15) and (d)(22), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), dated October 16, 1996, May 30, 1997, December 1, 1997, July 1, 1998, November 13, 1998 and July 1, 1999 and
incorporated herein by reference to exhibits (d)(16), (d)(17), (d)(18), (d)(20),
(d)(21) and (d)(23), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(24) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  The information required by this Item 26 with respect to each director and officer of BlackRock Institutional Management Corporation ("BIMC") is incorporated by reference to Schedules A and D of Form ADV filed by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-13304).

                  The information required by this Item 26 with respect to each director and officer of Numeric Investors, L. P. ("Numeric") is incorporated by reference to Schedules A and D of Form ADV filed by Numeric with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-35649).

                  The information required by this Item 26 with respect to each director and officer of Bogle Investment Management, L. P. ("Bogle") is incorporated by reference to Schedules A and D of Form ADV filed by Bogle with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56815).

                  The information required by this Item 26 with respect to each director and officer of Boston Partners Asset Management, L.P. ("Boston Partners") is incorporated by reference to Schedules A and D of Form ADV filed by Boston Partners with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-49059).

                  The information required by this Item 26 with respect to each director and officer of Schneider Capital Management Company ("Schneider") is incorporated by reference to Schedules A and D of Form ADV filed by Schneider with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55439).

ITEM 27.  PRINCIPAL UNDERWRITER
--------  ---------------------

         (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 31, 2002:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Columbia Common Stock Fund, Inc.
                           Columbia Growth Fund, Inc.
                           Columbia International Stock Fund, Inc.
                           Columbia Special Fund, Inc.
                           Columbia Small Cap Fund, Inc.
                           Columbia Real Estate Equity Fund, Inc.
                           Columbia Balanced Fund, Inc.
                           Columbia Daily Income Company
                           Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc.
                           Columbia Municipal Bond Fund, Inc.
                           Columbia High Yield Fund, Inc.
                           Columbia National Municipal Bond Fund, Inc.
                           Columbia Strategic Value Fund, Inc.
                           Columbia Technology Fund, Inc.
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc.
                           The Galaxy Fund
                           The Galaxy VIP Fund
                           Galaxy Fund II
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd. Kalmar Pooled Investment Trust LKCM Funds Matthews International Funds Metropolitan West Funds New Covenant Funds Pictet Funds The RBB Fund, Inc.
                           RS Investment Trust
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Whitehall Funds Trust
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Fund
                           WPG Tudor Fund
                           WT Investment Trust
         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust


         Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           The Offit Investment Fund, Inc.
                           The Offit Variable Insurance Fund, Inc.


         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.


         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Robert Crouse            Director
         Susan Keller             Director
         Michael Denofrio       - Chairman, Chief Executive Officer and
                                  President
         Bruno DiStefano        - Vice President
         Susan K. Moscaritolo   - Vice President
         Elizabeth T. Holtsbery - Vice President
         Lisa Colon             - Vice President
         Thomas Rodman          - Vice President
         Rita G. Adler          - Chief Compliance Officer
         Christine A. Ritch     - Chief Legal Officer, Secretary and Clerk
         Christopher S. Conner  - Assistant Secretary and Assistant Clerk
         Bradley A. Stearns     - Assistant Secretary and Assistant Clerk
         John L. Wilson         - Assistant Secretary and Assistant Clerk
         Douglas D. Castagna    - Controller and Assistant Treasurer
         Craig D. Stokarski     - Treasurer


         (c)      Not applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (records relating to its functions as sub-adviser and custodian).

                  (2) PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

                  (3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

                  (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

                  (5) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

                  (6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

                  (7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

                  (8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

                  (9) Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its functions as custodian).

                  (10) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

                  (11) Bear Stearns & Co. Inc., Funds Management Department, 575 Lexington Avenue, New York, NY 10022 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)


Item 29.          MANAGEMENT SERVICES

                  None.

Item 30.          UNDERTAKINGS

                           (a) Registrant hereby undertakes to hold a meeting of
                  shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                           (b) Registrant hereby undertakes to furnish each
                  person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 78 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 16th day of May, 2002.



                               THE RBB FUND, INC.


                                 By: /S/ EDWARD J. ROACH
                                     Edward J. Roach
                                     President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                           TITLE                       DATE

/S/  EDWARD J. ROACH           President (Principal Executive     May 16, 2002
     ---------------         Officer) and Treasurer (Principal
     Edward J. Roach         Financial and Accounting Officer)

*DONALD VAN RODEN                         Director                May 16, 2002
-----------------
Donald van Roden
*FRANCIS J. MCKAY                         Director                May 16, 2002
-----------------
Francis J. McKay
*MARVIN E. STERNBERG                      Director                May 16, 2002
--------------------
Marvin E. Sternberg
*JULIAN A. BRODSKY                        Director                May 16, 2002
------------------
Julian A. Brodsky
*ARNOLD M. REICHMAN                       Director                May 16, 2002
-------------------
Arnold M. Reichman
*ROBERT SABLOWSKY                         Director                May 16, 2002
-----------------
Robert Sablowsky

*By:  /S/ EDWARD J. ROACH                                         May 16, 2002
-------------------------
      Edward J. Roach
      Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ DONALD VAN RODEN
         --------------------
         Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Francis
J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ FRANCIS J. MCKAY
         --------------------
         Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Marvin
E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ MARVIN E. STERNBERG
         -----------------------
         Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ JULIAN BRODSKY
         ------------------
         Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ ARNOLD REICHMAN
         -------------------
         Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ ROBERT SABLOWSKY
         --------------------
         Robert Sablowsky

                                The RBB Fund Inc.
                                -----------------
                                  Exhibit Index
                                  -------------



         (a)(34)  Articles Supplementary.

         (d)(29) Form of Investment Advisory Agreement between Registrant and Schneider Capital Management Company.

         (e)(7) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Schneider Value Fund.

         (g)(17) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (Schneider Value Fund).

         (h)(60) Form of Transfer Agency Supplement between Registrant and PFPC Inc. for the Schneider Value Fund.

         (h)(61) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the Schneider Value Fund.

         (h)(62) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the Schneider Value Fund.

         (i)(3)   Opinion of Drinker Biddle & Reath LLP.

         (j)(1)   Consent of Drinker Biddle & Reath LLP.